Guarantor and Non-Guarantor Condensed Consolidating Financial Statements	3 Months Ended
Mar. 31, 2011
Guarantor And Non Guarantor Financial Statements [Abstract]
Guarantor and Non-Guarantor Condensed Consolidating Financial Statements
13. Guarantor and Non-Guarantor Condensed Consolidating Financial Statements:
     The following tables present the financial data required pursuant to SEC Regulation S-X Rule 3-10(f), which includes: (1) unaudited condensed consolidating balance sheets as of March 31, 2011 and December 31, 2010; (2) unaudited condensed consolidating statements of operations for the quarters ended March 31, 2011 and 2010 and (3) unaudited condensed consolidating statements of cash flows for the quarters ended March 31, 2011 and 2010.
Condensed Consolidating Balance Sheet
March 31, 2011

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Current assets
Cash and cash equivalents	$132,579	$576	$24,835	$(20,396)	$137,594
Accounts receivable, net	611	352,239	31,679	—	384,529
Inventory, net	—	23,758	5,447	—	29,205
Prepaid expenses	2,546	15,194	3,033	—	20,773
Income tax receivable	12,818	13,677	—	—	26,495
Current deferred tax assets	2,835	—	—	—	2,835
Other current assets	—	42	—	—	42
Current assets of discontinued operations	—	—	18,397	—	18,397

Total current assets	151,389	405,486	83,391	(20,396)	619,870
Property, plant and equipment, net	4,693	902,323	46,703	—	953,719
Investment in consolidated subsidiaries	1,017,478	121,495	—	(1,138,973)	—
Inter-company receivable	562,183	—	—	(562,183)	—
Goodwill	15,531	232,174	—	—	247,705
Other long-term assets, net	30,204	8,696	1,645	—	40,545
Long-term assets of discontinued operations	—	—	8,838	—	8,838

Total assets	$1,781,478	$1,670,174	$140,577	$(1,721,552)	$1,870,677

Current liabilities:
Accounts payable	$473	$74,893	$7,753	$(20,396)	$62,723
Accrued liabilities	19,702	18,011	2,880	—	40,593
Accrued payroll and payroll burdens	503	20,880	2,713	—	24,096
Accrued interest	15,418	—	6	—	15,424
Income taxes payable	—	—	1,464	—	1,464
Current liabilities of discontinued operations	—	—	3,422	—	3,422

Total current liabilities	36,096	113,784	18,238	(20,396)	147,722
Long-term debt	650,000	—	—	—	650,000
Inter-company payable	—	561,254	929	(562,183)	—
Deferred income taxes	207,521	3,795	(106)	—	211,210
Other long-term liabilities	1,001	5,022	12	—	6,035
Long-term liabilities of discontinued operations			9	—	9

Total liabilities	894,618	683,855	19,082	(582,579)	1,014,976
Stockholders’ equity
Total stockholders’ equity	886,860	986,319	121,495	(1,138,973)	855,701

Total liabilities and stockholders’ equity	$1,781,478	$1,670,174	$140,577	$(1,721,552)	$1,870,677

Condensed Consolidating Balance Sheet
December 31, 2010

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Current assets
Cash and cash equivalents	$111,834	$569	$23,500	$(16,768)	$119,135
Accounts receivable, net	696	313,936	27,352	—	341,984
Inventory, net	—	21,935	6,454	—	28,389
Prepaid expenses	6,388	10,980	989	—	18,357
Income tax receivable	10,826	13,298	—	—	24,124
Current deferred tax assets	2,499	—	—	—	2,499
Other current assets	882	502	—	—	1,384
Current assets of discontinued operations	—	—	16,700	—	16,700

Total current assets	133,125	361,220	74,995	(16,768)	552,572
Property, plant and equipment, net	4,730	898,013	48,189	—	950,932
Investment in consolidated subsidiaries	930,631	115,449	—	(1,046,080)	—
Inter-company receivable	554,482	—	445	(554,927)	—
Goodwill	15,531	232,144	—	—	247,675
Other long-term assets, net	29,966	10,161	1,035	—	41,162
Long-term assets of discontinued operations	—	—	8,897	—	8,897

Total assets	$1,668,465	$1,616,987	$133,561	$(1,617,775)	$1,801,238

Current liabilities
Accounts payable	$376	$82,952	$7,942	$(16,768)	$74,502
Accrued liabilities	18,269	21,355	3,085	—	42,709
Accrued payroll and payroll burdens	4,353	19,325	2,890	—	26,568
Accrued interest	2,439	1	6	—	2,446
Income taxes payable	(381)	—	381	—	—
Current liabilities of discontinued operations	—	—	2,841	—	2,841

Total current liabilities	25,056	123,633	17,145	(16,768)	149,066
Long-term debt	650,000	—	—	—	650,000
Inter-company payable	—	553,907	1,020	(554,927)	—
Deferred income taxes	186,693	3,794	(98)	—	190,389
Other long-term liabilities	882	5,022	12	—	5,916
Long-term liabilities of discontinued operations	—	—	33	—	33

Total liabilities	862,631	686,356	18,112	(571,695)	995,404
Stockholders’ equity
Total stockholders’ equity	805,834	930,631	115,449	(1,046,080)	805,834

Total liabilities and stockholders’ equity	$1,668,465	$1,616,987	$133,561	$(1,617,775)	$1,801,238

Condensed Consolidating Statement of Operations
Quarter Ended March 31, 2011

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Revenues	$—	$452,308	$38,490	$(1,612)	$489,186

Service expenses	—	289,389	28,575	(1,612)	316,352
Selling, general and administrative expenses	9,826	36,511	2,415	—	48,752
Depreciation and amortization	429	45,457	3,019	—	48,905

Income (loss) from continuing operations before interest and taxes	(10,255)	80,951	4,481	—	75,177
Interest expense	14,448	875	24	(1,220)	14,127
Interest income	(1,279)	—	(36)	1,220	(95)
Equity in earnings of consolidated affiliates	(53,831)	(4,192)	—	58,023	—

Income (loss) from continuing operations before taxes	30,407	84,268	4,493	(58,023)	61,145
Taxes	(8,527)	30,437	1,216	—	23,126

Income (loss) from continuing operations	38,934	53,831	3,277	(58,023)	38,019
Income from discontinued operations	—	—	915	—	915

Net income (loss)	$38,934	$53,831	$4,192	$(58,023)	$38,934

Condensed Consolidating Statement of Operations
Quarter Ended March 31, 2010

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Revenues	—	269,069	35,024	(1,731)	302,362

Service expenses	—	183,737	25,793	(1,731)	207,799
Selling, general and administrative expenses	8,830	29,437	2,062	—	40,329
Depreciation and amortization	332	41,706	2,995	—	45,033

Income (loss) from continuing operations before interest and taxes	(9,162)	14,189	4,174	—	9,201
Interest expense	14,712	1,708	14	(1,693)	14,741
Interest income	(1,730)	(3)	(24)	1,693	(64)
Equity in earnings of consolidated affiliates	(13,354)	(5,929)	—	19,283	—

Income (loss) from continuing operations before taxes	(8,790)	18,413	4,184	(19,283)	(5,476)
Taxes	(6,028)	5,059	(621)	—	(1,590)

Income (loss) from continuing operations	(2,762)	13,354	4,805	(19,283)	(3,886)
Income from discontinued operations	—	—	1,124	—	1,124

Net income (loss)	$(2,762)	$13,354	$5,929	$(19,283)	$(2,762)

Condensed Consolidating Statement of Cash Flows
Quarter Ended March 31, 2011

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Cash provided by:
Net income (loss)	$38,934	$53,831	$4,192	$(58,023)	$38,934
Items not affecting cash:
Equity in earnings of consolidated affiliates	(53,831)	(4,192)	—	58,023	—
Depreciation and amortization	429	45,457	3,262	—	49,148
Other	777	21,219	(68)	—	21,928
Changes in operating assets and liabilities	36,465	(69,596)	(6,375)	(3,628)	(43,134)

Net cash provided by (used in) operating activities	22,774	46,719	1,011	(3,628)	66,876

Investing activities:
Additions to property, plant and equipment	(392)	(54,583)	(746)	—	(55,721)
Inter-company receipts	(7,701)	—	445	7,256	—
Proceeds from the disposal of capital assets	—	524	125	—	649
Other	119	—	—	—	119

Net cash provided by (used in) investing activities	(7,974)	(54,059)	(176)	7,256	(54,953)

Financing activities:
Inter-company borrowings	—	7,347	(91)	(7,256)	—
Proceeds from issuances of common stock	8,462	—	—	—	8,462
Purchase of treasury shares	(5,515)	—	—	—	(5,515)
Other	2,998	—	—	—	2,998

Net cash provided by (used in) financing activities	5,945	7,347	(91)	(7,256)	5,945
Effect of exchange rate changes on cash	—	—	591	—	591

Change in cash and cash equivalents	20,745	7	1,335	(3,628)	18,459
Cash and cash equivalents, beginning of period	111,834	569	23,500	(16,768)	119,135

Cash and cash equivalents, end of period	$132,579	$576	$24,835	$(20,396)	$137,594

Condensed Consolidating Statement of Cash Flows
Quarter Ended March 31, 2010

		Guarantor	Non-guarantor	Eliminations/
	Parent	Subsidiaries	Subsidiaries	Reclassifications	Consolidated
Cash provided by:
Net income (loss)	$(2,762)	$13,354	$5,929	$(19,283)	$(2,762)
Items not affecting cash:
Equity in earnings of consolidated affiliates	(13,354)	(5,929)	—	19,283	—
Depreciation and amortization	332	41,706	3,281	—	45,319
Other	3,302	(1,285)	(18)	—	1,999
Changes in operating assets and liabilities	13,373	(12,300)	(6,414)	(322)	(5,663)

Net cash provided by (used in) operating activities	891	35,546	2,778	(322)	38,893

Investing activities:
Additions to property, plant and equipment	—	(11,004)	(339)	—	(11,343)
Inter-company receipts	29,631	—	—	(29,631)	—
Proceeds from the disposal of capital assets	—	450	68	—	518

Net cash provided by (used in) investing activities	29,631	(10,554)	(271)	(29,631)	(10,825)

Financing activities:
Repayments of long-term debt	—	(35)	(2)	—	(37)
Repayments of notes payable	(1,069)	—	—	—	(1,069)
Inter-company borrowings	—	(24,818)	(4,813)	29,631	—
Proceeds from issuances of common stock	696	—	—	—	696
Purchase of treasury shares	(1,383)	—	—	—	(1,383)
Other	94	—	—	—	94

Net cash provided by (used in) financing activities	(1,662)	(24,853)	(4,815)	29,631	(1,699)
Effect of exchange rate changes on cash	—	—	122	—	122

Change in cash and cash equivalents	28,860	139	(2,186)	(322)	26,491
Cash and cash equivalents, beginning of period	64,871	519	11,411	(5,031)	71,770

Cash and cash equivalents, end of period	$93,731	$658	$9,225	$(5,353)	$98,261